Risk/Return Detail Data - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO	Jul. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Sustainable Future Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Sustainable Future Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48 % of the average value of its portfolio.
Portfolio Turnover, Rate	48.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. In general, the Adviser favors those companies it believes are well positioned to further improve their demonstrated ESG profile in the future. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information. Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity ® SAI Sustainable Future Fund and Fidelity ® SAI Sustainable U.S. Equity Fund. Each fund seeks long-term growth of capital. As a result of the proposed Reorganization, shareholders of Fidelity ® SAI Sustainable Future Fund would receive shares of Fidelity ® SAI Sustainable U.S. Equity Fund. The Agreement provides for the transfer of all of the assets of Fidelity ® SAI Sustainable Future Fund in exchange for shares of Fidelity ® SAI Sustainable U.S. Equity Fund equal in value to the net assets of Fidelity ® SAI Sustainable Future Fund and the assumption by Fidelity ® SAI Sustainable U.S. Equity Fund of all of the liabilities of Fidelity ® SAI Sustainable Future Fund. After the exchange, Fidelity ® SAI Sustainable Future Fund will distribute Fidelity ® SAI Sustainable U.S. Equity Fund shares to its shareholders pro rata, in liquidation of Fidelity ® SAI Sustainable Future Fund. As a result, shareholders of Fidelity ® SAI Sustainable Future Fund will become shareholders of Fidelity ® SAI Sustainable U.S. Equity Fund (these transactions are collectively referred to as the "Reorganization"). Shareholders of Fidelity ® SAI Sustainable Future Fund will receive a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board's considerations in approving the Agreement. The Reorganization, which does not require shareholder approval, is expected to take place on or about November 15, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity ® SAI Sustainable Future Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. In connection with the Reorganization, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the information statement/prospectus will not be distributed to shareholders of Fidelity ® SAI Sustainable Future Fund unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-800-544-3455. The information statement/prospectus will also be available on the Securities and Exchange Commission's website (www.sec.gov). For more detailed information, please contact Fidelity at 1-800-544-3455.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Apr. 14, 2022
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	19.87%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	11.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(3.26%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | Fidelity SAI Sustainable Future Fund
Risk/Return:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.79%
Fee waiver and/or expense reimbursement	0.19%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
1 year	$ 61
3 years	227
5 years	413
10 years	$ 954
2023	21.47%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | Return Before Taxes | Fidelity SAI Sustainable Future Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.47%
Since Inception	5.00%	[3]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | After Taxes on Distributions | Fidelity SAI Sustainable Future Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	21.33%
Since Inception	4.86%	[3]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable Future Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	12.80%
Since Inception	3.82%	[3]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Since Inception	6.15%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Future Fund | IXWX9
Risk/Return:
Label	MSCI USA IMI ESG Leaders Index
Past 1 year	27.82%
Since Inception	7.44%

[1]	A Adjusted to reflect current fees.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From April 14, 2022 .